Restructuring (Narrative) (Details)				1 Months Ended	3 Months Ended					12 Months Ended
	Jul. 21, 2017 USD ($) position	Jan. 26, 2017 position	Oct. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) position	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2018 USD ($)	Sep. 25, 2015	Jan. 29, 2015
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets										$ 790,311,000
U.S. Generic Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets					$ 125,300,000	$ 54,200,000	$ 268,200,000	$ 72,700,000	$ 507,200,000
Excess Inventory Reserve Write-Offs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										13,700,000	$ 24,500,000	$ 41,200,000
Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										22,000,000	25,100,000
Auxilium Restructuring
Restructuring Cost and Reserve [Line Items]
Expected positions eliminated (percent)															40.00%
Restructuring expenses										1,058,000	0	41,900,000
Auxilium Restructuring | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses												7,000,000
Auxilium Restructuring | Facility Exit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses												7,900,000
Auxilium Restructuring | Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										1,058,000
Auxilium Restructuring | Employee separation, retention and other benefit-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										0		26,700,000
US Generic Pharmaceuticals Restructuring 2015
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										63,000	5,010,000	$ 23,600,000
Percent of positions eliminated														6.00%
2016 US Generic Pharmaceuticals Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										984,000	16,983,000
Restructuring costs incurred										1,000,000	173,900,000
2016 US Generic Pharmaceuticals Restructuring | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets											107,200,000
2016 US Generic Pharmaceuticals Restructuring | Excess Inventory Reserve Write-Offs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses											33,300,000
2016 US Generic Pharmaceuticals Restructuring | Employee Separation, Retention, and Other Benefit Related Costs | U.S. Generic Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring expenses											17,000,000
2016 US Generic Pharmaceuticals Restructuring | Accelerated Depreciation | U.S. Generic Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring expenses											10,200,000
2016 US Generic Pharmaceuticals Restructuring | Other Restructuring Costs | U.S. Generic Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring expenses											6,200,000
2016 US Generic Pharmaceuticals Restructuring | Charlotte, North Carolina Facility
Restructuring Cost and Reserve [Line Items]
Proceeds from sale of property			$ 14,000,000
2016 US Branded Pharmaceutical Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring expenses									$ 61,500,000		21,768,000
Number of positions reduced | position									375
Expected restructuring costs remaining					0					0
2016 US Branded Pharmaceutical Restructuring | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses									$ 36,800,000
2016 US Branded Pharmaceutical Restructuring | Excess Inventory Reserve Write-Offs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses									3,000,000
2016 US Branded Pharmaceutical Restructuring | Employee separation, retention and other benefit-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses									16,500,000		16,544,000
2016 US Branded Pharmaceutical Restructuring | Contract Termination Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses									$ 5,200,000		$ 5,224,000
January 2017 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										15,072,000
Expected number of positions to be eliminated | position		90
Expected restructuring costs remaining					$ 0					0
January 2017 Restructuring | Corporate unallocated costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										4,900,000
January 2017 Restructuring | U.S. Generic Pharmaceuticals | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										3,300,000
January 2017 Restructuring | U.S. Branded Pharmaceuticals | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										6,900,000
2017 US Generic Pharmaceuticals Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										43,277,000
Expected number of positions to be eliminated | position	815
Restructuring and related cost, expected cost	$ 345,000,000
Estimated cash outlays	70,000,000
2017 US Generic Pharmaceuticals Restructuring | U.S. Generic Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										286,700,000
2017 US Generic Pharmaceuticals Restructuring | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										104,700,000
Restructuring and related cost, expected cost	105,000,000
2017 US Generic Pharmaceuticals Restructuring | Excess Inventory Reserve Write-Offs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										12,100,000
Restructuring and related cost, expected cost	10,000,000
2017 US Generic Pharmaceuticals Restructuring | Employee Separation, Retention, and Other Benefit Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										29,600,000
Restructuring and related cost, expected cost	40,000,000
2017 US Generic Pharmaceuticals Restructuring | Accelerated Depreciation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										123,300,000
Restructuring and related cost, expected cost	155,000,000
2017 US Generic Pharmaceuticals Restructuring | Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										13,724,000
Restructuring and related cost, expected cost	$ 35,000,000
Restructuring charges										17,000,000
2017 US Generic Pharmaceuticals Restructuring | Employee separation, retention and other benefit-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										29,553,000
January 2018 Restructuring Member | U.S. Generic Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										2,600,000
January 2018 Restructuring Member | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses										2,000,000
January 2018 Restructuring Member | Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges										$ 600,000
Scenario, Forecast | January 2018 Restructuring Member
Restructuring Cost and Reserve [Line Items]
Estimated cash outlays				$ 25,000,000
Subsequent Event | January 2018 Restructuring Member | U.S. Generic Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost													$ 30,000,000
Subsequent Event | January 2018 Restructuring Member | Employee Separation, Retention, and Other Benefit Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost													25,000,000
Subsequent Event | January 2018 Restructuring Member | Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost													$ 5,000,000